Founder Preferred Shares Dividend Reserve (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of classes of share capital

Share based compensation reserve
€m
Balance as of January 1, 2021	8.3
Non-Executive Director restricted share awards charge	0.8
Directors and Senior Management share awards charge	4.3
Shares issued upon vesting of awards	(0.7)
Reclassification of awards for settlement of tax liabilities	(5.8)
Balance as of December 31, 2021	6.9

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2021	245.5
Settlement of dividend through share issue	(79.5)
Balance as of December 31, 2021	166.0